Unaudited Interim Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary stock, shares authorized	2,166,666,666	260,000,000,000
Ordinary stock, par value (in Dollars per share)	$ 0.0000462	$ 0.000000385
Ordinary stock, shares issued	1,197,415	91,092,257
Ordinary stock, shares outstanding	436,513	52,381,600